INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 13, 2024
Reconciliation of the effects of income tax and social contribution on profit or loss
Net income (loss) before taxes	R$ (13,111,053)	R$ 17,997,216	R$ 28,655,581
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	4,457,758	(6,119,053)	(9,742,898)
Tax effect on permanent differences
Taxation (difference) on profits of associates in Brazil and abroad	484,717	1,688,656	4,915,243
Equity method	(4,707)	(6,589)	96,685
Thin capitalization		(46,796)	(505,553)
Payment of Interest on own capital	850,000	510,000	0
Credit related to Reintegra Program	11,896	7,176	7,829
Director bonuses	(9,587)	(4,907)	(12,208)
Tax incentives	336,541	128,650	51,839
Donations / Fines - other	(60,271)	(47,972)	(71,631)
Income and social contribution benefits (expenses) for the year	6,066,347	(3,890,835)	(5,260,694)
Income tax
Current	(999,421)	(352,577)	(464,312)
Deferred	5,482,647	(2,561,991)	(3,485,267)
Total income Tax	4,483,226	(2,914,568)	(3,949,579)
Social Contribution
Current	(366,178)	(42,815)	(46,584)
Deferred	1,949,299	(933,452)	(1,264,531)
Total Social Contribution	1,583,121	(976,267)	(1,311,115)
Income and social contribution benefits (expenses) for the year	R$ 6,066,347	R$ (3,890,835)	R$ (5,260,694)
Corporate Income Tax Reduction, Percent				75.00%
Corporate Income Tax Reduction, Term				10 years